Equity Incentive Plan	9 Months Ended
Sep. 30, 2011
Equity Incentive Plan
Equity Incentive Plan

10. Equity Incentive Plan

        The Company may issue equity-based awards to officers, employees, non-employee trustees and other eligible persons under the 2011 Plan. The 2011 Plan provides for a maximum of 5,000,000 common shares of beneficial interest to be issued in the form of share options, share appreciation rights, restricted share awards, unrestricted share awards, share units, dividend equivalent rights, long-term incentive units, other equity-based awards and cash bonus awards. In addition, the maximum number of common shares subject to awards of any combination that may be granted under the 2011 Plan during any calendar year to any one individual is limited to 1,000,000 shares. The exercise price of share options is determined by the Board of Trustees, but may not be less than 100% of the fair market value of the common shares on the date of grant. For grantees that own greater than ten percent of the total combined voting power of all classes of outstanding voting securities of the Company, the exercise price of share options may not be less than 110% of the fair market value of the common shares on the date of grant. The fair market value for all other types of share awards is determined by the closing price on the date of grant. As of September 30, 2011, there were 3,876,736 common shares available for future grant under the 2011 Plan.

  Non-vested Restricted Share Awards

        From time to time, the Company may award non-vested shares under the 2011 Plan, as compensation to officers, employees and non-employee trustees. The shares issued to officers and employees vest over a period of time as determined by the Board of Trustees at the date of grant. The Company recognizes compensation expense for non-vested shares on a straight-line basis over the vesting period based upon the fair market value of the shares on the date of issuance, adjusted for forfeitures.

        A summary of the non-vested shares as of September 30, 2011 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2011	—	$—
Granted	1,120,830	17.93
Vested	(73,771)	17.93
Forfeited	(3,000)	17.53

Unvested at September 30, 2011	1,044,059	$17.93

        For the three and nine months ended September 30, 2011, the Company recognized approximately $1.3 million and $2.0 million, respectively, of share-based compensation expense related to these restricted share awards. As of September 30, 2011, there was $18.1 million of total unrecognized compensation costs related to non-vested share awards. As of September 30, 2011, these costs were expected to be primarily recognized over a weighted-average period of 3.6 years. The total fair value of shares vested (calculated as number of shares multiplied by vesting date share price) during both the three and nine months ended September 30, 2011 was approximately $1.3 million.